Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 14. Income Taxes

The Company applied the intra-period tax allocation rules to allocate income taxes between continuing operations and discontinued operations as prescribed by U.S. GAAP, where the tax effect of income (loss) before income taxes is computed without regard to the tax effects of income (loss) before income taxes from the other categories. Income tax expense (benefit) from continuing operations consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	856	1	41

	856	1	41

Deferred:
Federal	38	(179)	(9)
Stat e	(29)	(54)	(145)

	9	(233)	(154)

Income tax expense (benefit)	$865	$(232)	$(113)

The principal items accounting for the difference between taxes compute
d
 at the U.S. statutory rate and taxes recorded consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018

Computed tax at US federal statutory rate of 21%	$(13,129)	$(24,052)	$(17,071)
Increase (decrease) in taxes resulting from:
State taxes, net of federal impact	840	(47)	628
Unrecognized tax benefit	(71)	224	(35)
Permanent differences	850	1,287	1,538
Valuation allowance	12,443	22,530	15,386
Other, net	(68)	(174)	(559)

Income tax expense (benefit)	$865	$(232)	$(113)

The net deferred tax liability comprises the tax effect of temporary differences between U.S. GAAP and tax reporting related to the recognition of income and expenses. The net deferred income tax liabilities are included in other liabilities in the consolidated balance sheets. Components of the net deferred tax liability consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred income tax assets:
Net operating losses	$80,316	$66,644
State taxes	56	60
Contingent consideration	776	857
Accrued expenses	20,708	17,441
Transaction costs	1,006	1,097
Stock-based compensation	3,530	2,332
Lease liabilities	2,237	2,850
Interest limitation	5,635	3,870
Goodwill	2,480	1,051
Intangible assets	23,166	7,870
Partnership outside basis	—	128
Other, net	333	287

Total deferred income tax assets	$140,243	$104,487

Deferred income tax liabilities:
Property and equipment	$(411)	$(483)
ROU assets	(2,412)	(2,998)
Intangible assets	(9,191)	(14,398)
Partnership outside basis	(1,465)	(1,562)
Investment	(411)	(423)

Total deferred income tax liabilities	$(13,890)	$(19,864)

Valuation allowance	(126,927)	(85,186)

Net deferred income tax liabilities	$(574)	$(563)

The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In making this assessment, the Company is required to consider all available positive and negative evidence to determine whether, based on such evidence, it is more likely than not that some portion or all of the net deferred tax assets will not be realized in future periods. As of December 31, 2020 and 2019, the Company believed that it is more likely than not that its deferred tax assets in excess of deferred tax liabilities will not be realized. Accordingly, the Company has provided a valuation allowance of $126.9 million and $85.2 million on the Company’s deferred tax assets as of December 31, 2020 and 2019, respectively, with a net change of $41.7 million recorded in current year activities. The net deferred tax liability as of December 31, 2020 principally relates to deferred tax liabilities associated with long-term partnership investments and long-lived intangible assets which are expected to reverse against net operating losses which can only offset 80% of taxable income
.
As of December 31, 2020, the Company has federal and state net operating losses of $310.7 million and $246.3 million, respectively. As of December 31, 2019, the Company has federal and state net operating losses of $258.1 million and $215.7 million, respectively.
As of December 31, 2018, the Company has federal and state net operating losses of $136.2 million and $145.2 million, respectively
.
As of December 31, 2020, $233.8 million of the total federal net operating losses are carried forward as indefinite-lived net operating losses. The remaining net operating losses are carried forward and will expire beginning in 2027 if unutilized. Utilization of these operating loss carryforwards may be subject to an annual limitation based on changes in ownership, as defined by Section
382
of the Internal Revenue Code of
1986
, as amended. $
32.3
 million and $
32.7
 million of the Company’s federal and state net operating loss carryforward, respectively, are attributable to prior acquisition transactions and are subject to Section
382
limitations. The Company’s preliminary analysis indicates that none of the acquired net operating loss carryforwards will expire unutilized solely as a result of the Section
382
limitation
s.
U
nrecognized Tax Benefits
As of December 31, 2020, the Company had unrecognized tax benefits of $8.9 million, $7.1 million of which
, if recognized, would impact its effective tax rate. As of December 31, 2019, the Company had unrecognized tax benefits of $10.8 million, $9.4 million of which, if recognized, would impact its effective tax rate.
 As of December 31, 2018, the Company had unrecognized tax benefits of $23.2 million, $20.7 million of which, if recognized, would impact its effective tax rate
.
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2020	2019	2018

Balance at beginning of the year	$10,839	$23,219	$29,509
Additions related to current year	384	242	145
Additions related to prior years	565	—	—
Reductions related to the lapse of applicable statute of limitation s	(2,874)	(12,622)	(6,435)

Balance at end of the year	$8,914	$10,839	$23,219

As of December 31, 2020, the Company recorded a liability for unrecognized tax benefit of $
10.0
 million, inclusive of

$2.9
 million of accrued interest and penalties. As of December 31, 2019, the Company recorded a liability for unrecognized tax benefit of $12.8 million, inclusive of $3.4 million of accrued interest and penalties. As of December 31, 2018, the Company recorded a liability for unrecognized tax benefit of $29.0 million, inclusive of $6.9 million of accrued interest and penalties.

As of December 31, 2020 and 2019, $1.8 million and $1.4 million of unrecognized benefits were reflected as a reduction in deferred tax asset balances. The unrecognized tax benefit is subject to a tax indemnification agreement between the prior owners of some of the Company’s California subsidiaries and the Company. Thus, the Company does not bear significant risk for these uncertain tax positions, as any assessment on future tax examinations is expected to be recovered from the prior owners. The indemnification assets are reflected in other assets in the consolidated balance sheets (see Note 7). During the year ended December 31, 2020, due to expiration of the 2015 state statute of limitations, the Company reversed $2.9 million of tax liability, $0.6 million of accrued interest and $0.6 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of $4.1 million attributable to discontinued operations. The tax benefit from the statute expiration was offset by $0.6 million, $0.6 million, and $0.1 million of additional accruals for taxes, interest, and penalties, respectively, on uncertain tax positions during 2020 resulting in a net tax benefit of $2.8 million attributable to discontinued operations. During the year ended December 31, 2019, due to expiration of the 2015 U.S. federal and 2014 state statute of limitations, the Company reversed $12.6 million of tax liability, $1.0 million of accrued interest and $2.5 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of $16.2 million attributable to discontinued operations.
 During the year ended December 31, 2018, due to expiration of the 2015 U.S. federal and 2014 state statute of limitations, the Company reversed $6.4 million of tax liability, $0.7 million of accrued interest and $1.3 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of

$8.4 million attributable to discontinued

operations
.
The amount of
income
taxes the Company pays is subject to ongoing audits. The estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of the relevant risks, facts, and circumstances existing at the time. However, future results of operations may include favorable or unfavorable adjustments to the estimated tax liabilities in the period the assessments are made or resolved. As of December 31, 2020, the tax years 2016 to 2020 are subject to examination by the Internal Revenue Service (“IRS”) and the tax years 2016 to 2020 are subject to examination by state taxing jurisdictions in which the Company is subject. Currently, the Company’s subsidiary VMG Vantage Medical Group, Inc. (“Vantage”) is being examined by the IRS for the 2016 tax year. The outcome of the 2016 tax examination of Vantage is still uncertain. Management believes it has adequate reserves for potential tax exposures associated with all open tax years including the
2016
year currently under examination. It is reasonably possible that during the next
12
months the Company may realize a $
10.0
 million decrease in its liability for uncertain tax positions, inclusive of $
2.9
 million related to the reversal of interest and penalties on uncertain tax positions, as a result of closing of the tax years or the resolution of the IRS examination
.
For additional discussion regarding income taxes and unrecognized tax benefits related to discontinued operations, see Note 19.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was enacted to provide economic relief to individuals and businesses facing economic hardship as a result of the
COVID-19
public health emergency. The CARES Act includes, among other things, provisions relating to payroll tax credits and deferrals, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, and technical corrections to tax depreciation methods for qualified improvement property. On June 29, 2020, the California Assembly Bill 85 (California AB 85) was enacted, which suspends the usage of NOLs for taxable years 2020, 2021, and 2022 for taxpayers with taxable income of $1.0 million or more and limits the amount of tax that can be offset by business credits to $5.0 million for tax years 2020, 2021, and 2022. The carryover period for NOL deductions and business credit limitation disallowed by this provision will be extended. On December 27, 2020, the Consolidated Appropriations Act, 2021 was enacted to provide further
COVID-19
relief. These changes in tax laws did not have a material impact on the Company’s results of operations for the year ended December 31, 2020. The Company will continue to monitor possible future impact of changes in tax legis
lation.